Provision for Employees' End of Service Benefits (Tables)	12 Months Ended
Dec. 31, 2025
Provision for Employees' End of Service Benefits [Abstract]
Schedule of Provision for Employees' End of Service Benefits
	2025	2024
	USD	USD

Provision as at January 1	1,555,425	831,277
Provided during the year (note 8)	844,197	762,891
Paid during the year	(194,037)	(38,743)
	2,205,585	1,555,425